Debt Bond	6 Months Ended
Jun. 30, 2026
Debt Bond [Abstract]
DEBT BOND

NOTE 12 – DEBT BOND

On August 26, 2024, the Company entered into an agreement with Enerfip, a leading France-based crowdfunding platform dedicated to renewable energy projects and regulated by The French Financial Markets Authority and Prudential Control and Resolution Authority (the “Enerfip Agreement”). Pursuant to the Enerfip Agreement, the Company closed on subscriptions by European individual investors, raising total gross proceeds of €2,533,520 (approximately US$1,647,637) through a 36-month simple debt bond with an interest rate of 8.75%. During the year ended December 31, 2025 and 2024, the Company received proceed from debt bond of €1,667,638 and €865,882 and made repayment of debt bond of €219,463 and €0, respectively. During the six months ended June 30, 2026 and 2025, the Company received proceed from debt bond of €0 and €1,667,638 and made repayment of debt bond of €126,676 and €126,676, respectively. As of June 30, 2026 and December 31, 2025, the debt bond was €2,187,381 and €2,314,057, respectively.

	June 30,	December 31,
	2026	2025
Debt bond	€2,187,381	€2,314,057
less: current portion	(253,352)	(253,352)
	€1,934,029	€2,060,705

During the six months ended June 30, 2026 and 2025, interest expense totaled €98,373 and €92,733, respectively. As of June 30, 2026 and December 31, 2025, the accrued interest was €34,310 and €36,653, respectively.